Borrowings - Securities sold under agreements to repurchase (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings
Balance outstanding at year end	$ 29,403	$ 30,494
Average daily balance during the year	$ 34,776	$ 32,896
Average interest rate during the year	2.67%	4.43%
Maximum month-end balance during the year	$ 41,144	$ 37,805
Weighted-average interest rate at year end	3.67%	3.77%